Long-term debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following as of September 30, 2021 and December 31, 2020, respectively:

	September 30, 2021
(in thousands)	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2021 Term Loan	$275,000	$(2,737)	$272,263
Less: current portion of long-term debt			6,875

Long-term debt			$265,388

	December 31, 2020
(in thousands)	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2019 Term Loan	$444,375	$(10,865)	$433,510
Paid in kind interest on 2019 Term Loan	10,412	—	10,412
2019 Delayed Draw Term Loan	17,955	—	17,955

Total debt	$472,742	$(10,865)	$461,877

Less: current portion of long-term debt			4,680

Long-term debt			$457,197

Long-term debt consisted of the following as of December 31, 2020 and 2019, respectively (in thousands):

	December 31, 2020 (Successor)
	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2019 Term Note	$444,375	$(10,865)	$433,510
Paid in kind interest on 2019 Term Note	10,412		10,412
2019 Delayed Draw Term Note	17,955		17,955

Total debt	$472,742	$(10,865)	461,877

Less: current portion of long-term debt			4,680

Long-term debt			$457,197

	December 31, 2019 (Successor)
	Principal	Unamortized debt issuance costs / financing costs	Total debt, net
2019 Term Note	$448,875	$(12,567)	$436,308
Paid in kind interest on 2019 Term Note	3,041		3,041

Total debt	$451,916	$(12,567)	439,349

Less: current portion of long-term debt			4,500

Long-term debt			$434,849

Schedule of Future principal payments	Future principal payments as of December 31, 2020 are as follows (in thousands):

2021	$4,680
2022	4,680
2023	4,680
2024	4,680
2025	4,680
Thereafter	449,342

$472,742